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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Empire Capital Management, LLC

Address: 1 Gorham Island, 2nd Floor
         Westport, CT 06880



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

James Morley                    New York, NY                    5/2/05
---------------------     ---------------------------      -------------------
 [Signature]                    [City, State]                    [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

-------   ---------------------------   --------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----
APPLE COMPUTER
  INC                    OTC EQ        37833100    11125890    267000  N                X        FINE        267000  0        0
AFFILIATED COMPUTER
  SERVIC                 COMMON         8190100     3194400     60000  N                X        FINE         60000  0        0
ADOBE SYSTEMS INC        OTC EQ       00724F101     8732100    130000  N                X        FINE        130000  0        0
AMDOCS LIMITED           COMMON       G02602103     7100000    250000  N                X        FINE        250000  0        0
ANALOG DEVICES
  INC                    COMMON        32654105     8673600    240000  N                X        FINE        240000  0        0
AUTOMATIC DATA
  PROCESSING             COMMON        53015103     7192000    160000  N                X        FINE        160000  0        0
AGERE SYS INC            COMMON       00845V100     4282850   2995000  N                X        FINE       2995000  0        0
AKAMAI TECHNOLOGIES
  INC                    OTC EQ       00971T101     5092000    400000  N                X        FINE        400000  0        0
BROADWING
  CORPORATION            OTC EQ       11161E101     4140000   1000000  N                X        FINE       1000000  0        0
COMPUTER ASSOCIATES
  INTL I                 COMMON       204912109     5149000    190000  N                X        FINE        190000  0        0
CYBERGUARD CORP          OTC EQ       231910100     1318400    160000  N                X        FINE        160000  0        0
CHECKFREE CORP NEW       OTC EQ       162813109     2038000     50000  N                X        FINE         50000  0        0
COMPUWARE CORP           OTC EQ       205638109     5040000    700000  N                X        FINE        700000  0        0
CISCO SYSTEMS INC        OTC EQ       17275R102    12523000    700000  N                X        FINE        700000  0        0
CITRIX SYSTEMS           OTC EQ       177376100     4287600    180000  N                X        FINE        180000  0        0
DIGITAL VIDEO
  SYSTEMS, INC           OTC EQ       25387R506      510600    224934  N                X        FINE        224934  0        0
EMULEX CORP NEW          COMMON       292475209     3014400    160000  N                X        FINE        160000  0        0
ENTERASYS
  NETWORKS INC           COMMON       293637104     2203880   1574200  N                X        FINE       1574200  0        0
FIRST AVENUE
  NETWORKS INC           OTC EQ       31865X106     1837420    192400  N                X        FINE        192400  0        0
GOOGLE INC               OTC EQ       38259P508     8303460     46000  N                X        FINE         46000  0        0
HEWLETT PACKARD CO       COMMON       428236103     4058900    185000  N                X        FINE        185000  0        0
HARRIS CORP-DEL          COMMON       413875105     6530000    200000  N                X        FINE        200000  0        0
HYPERION SOLUTIONS
  CORP                   OTC EQ       44914M104     7057600    160000  N                X        FINE        160000  0        0
INTUIT INC               OTC EQ       461202103     2845050     65000  N                X        FINE         65000  0        0
INTERSIL
  CORPORATION CL A       OTC EQ       46069S109     6062000    350000  N                X        FINE        350000  0        0
KOMAG INC                OTC EQ       500453204     1564500     70000  N                X        FINE         70000  0        0
LINEAR TECHNOLOGY
  CORP                   OTC EQ       535678106    11301450    295000  N                X        FINE        295000  0        0
LSI LOGIC CORP           COMMON       502161102     4192500    750000  N                X        FINE        750000  0        0
LANTRONIX INC            OTC EQ       516548104    12414183   6710369  N                X        FINE       6710369  0        0
LUCENT
  TECHNOLOGIES INC       COMMON       549463107     5225000   1900000  N                X        FINE       1900000  0        0
MACROMEDIA INC           OTC EQ       556100105    10050000    300000  N                X        FINE        300000  0        0
MERCURY INTERACTIVE
  CORP                   OTC EQ       589405109     5685600    120000  N                X        FINE        120000  0        0
MOTOROLA INC             COMMON       620076109     4191600    280000  N                X        FINE        280000  0        0
MAXTOR CORP NEW          COMMON       577729205     2128000    400000  N                X        FINE        400000  0        0
NATIONAL
  SEMICONDUCTOR COR      COMMON       637640103     8083242    392200  N                X        FINE        392200  0        0
NVIDIA CORP              OTC EQ       67066G104     7128000    300000  N                X        FINE        300000  0        0
ORACLE SYSTEMS CORP      OTC EQ       68389X105     7113600    570000  N                X        FINE        570000  0        0
QUALCOMM INC             OTC EQ       747525103     8058600    220000  N                X        FINE        220000  0        0
SIEBEL SYSTEMS INC       OTC EQ       826170102     6756200    740000  N                X        FINE        740000  0        0
SIGMATEL INC             OTC EQ       82661W107     3462275     92500  N                X        FINE         92500  0        0
SIRIUS SATELLITE
  RADIO INC              OTC EQ       82966U103     5620000   1000000  N                X        FINE       1000000  0        0
SUMMUS INC               OTC EQ       866366305     7876580   1712300  N                X        FINE       1712300  0        0
SANDISK CORP             OTC EQ       80004C101    11120000    400000  N                X        FINE        400000  0        0
SERENA SOFTWARE INC      OTC EQ       817492101     4752000    200000  N                X        FINE        200000  0        0
SEAGATE TECHNOLOGY
  HOLDING                COMMON       G7945J104     6256000    320000  N                X        FINE        320000  0        0
SYBASE INC               COMMON       871130100     1846000    100000  N                X        FINE        100000  0        0
SYMANTEC CORP            OTC EQ       871503108     8745300    410000  N                X        FINE        410000  0        0
SYNAPTICS INC            OTC EQ       87157D109     2320000    100000  N                X        FINE        100000  0        0
WEBMD CORP               OTC EQ       94769M105     1700000    200000  N                X        FINE        200000  0        0
WITNESS SYS INC          OTC EQ       977424100     7897500    450000  N                X        FINE        450000  0        0
YAHOO INC                OTC EQ       984332106     8475000    250000  N                X        FINE        250000  0        0
ZHONE TECHNOLOGIES
  INC NEW                OTC EQ       98950P108     1403377    550344  N                X        FINE        550344  0        0

                         AGGREGATE COLUMN TOTALS   $297,678,657.00

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